SAFE Note	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Xos, Inc. [Member]
SAFE Note [Line Items]
SAFE Note

Note 9. SAFE Note

On October 30,2020, the Company entered into a SAFE agreement (Simple Agreement for Future Equity) totaling $30 issued to Elemental Excellerator.

Conversion or cash-out events:    In the event of an equity financing in which the Company issues and sells preferred stock for the purpose of raising capital and upon approval by the Company’s Board of Directors, the SAFE note will convert into a series of preferred stock of the company. The SAFE note will convert into a number of shares of preferred stock equal to the quotient obtained by dividing (x) the principal amount of the SAFE note by (y) the product of (A) the applicable price per share in the then-applicable financing round and (B) 80%.

SAFE note holder will either receive cash for their note, or common stock if a liquidity event were to occur before the expiration or termination of the SAFE note. In the event of a dissolution, SAFE note holder will receive the purchase amount, due and payable immediately prior to, or concurrent with, the consummation of the dissolution event. The SAFE note will terminate or expire upon either the issuance of capital stock to the investor, or payment of the amount due to the investor.

Preference upon dissolution:    Should the Company dissolve or wind-up operations prior to a conversion or cash-out event, SAFE note holder will be paid back their purchase amount prior to the distribution of assets to common stock investors and concurrent with payments for other Convertible Securities and/or Preferred Stock.

Note 7. SAFE Notes

On October 30, 2020, the Company entered into a SAFE agreement (Simple Agreement for Future Equity) totaling $30,000 issued to Elemental Excelerator.

Conversion or cash-out events:    In the event of an equity financing in which the Company issues and sells preferred stock for the purpose of raising capital and upon approval by the Company’s Board of Directors, the SAFE notes will convert into a series of preferred stock of the company. The SAFE Note will convert into a number of shares of preferred stock equal to the quotient obtained by dividing (x) the principal amount of the SAFE by (y) the product of (A) the applicable price per share in the then-applicable financing round and (B) 80%.

SAFE note holders will either receive cash for their notes, or common stock if a liquidity event were to occur before the expiration or termination of the SAFE note. In the event of a dissolution, SAFE note holders will receive the purchase amount, due and payable immediately prior to, or concurrent with, the consummation of the dissolution event. The SAFE note will terminate or expire upon either the issuance of capital stock to the investor, or payment of the amount due to the investor.

Preference upon dissolution:    Should the Company dissolve or wind-up operations prior to a conversion or cash-out event, SAFE note holders will be paid back their purchase amount prior to the distribution of assets to common stock investors and concurrent with payments for other Convertible Securities and/or Preferred Stock.

As part of its February 2021 meeting, the Company’s Board approved the conversion of the SAFE note to Class A Preferred shares. The note holder contributed an additional $620,000 in cash and the $30,000 note in exchange for 76,471 preferred shares.